Debt (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	Dec. 31, 2022 USD ($)
2023	$ 22,527
2024	47,650
2025	49,839
2026	52,129
2027	54,523
Thereafter	13,015
Total	$ 239,683